Share-based Payments - Movements in Number of Performance Share Units Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - PSUs [member]	12 Months Ended
	Mar. 31, 2018 USD ($) yr	Mar. 31, 2017 USD ($) yr	Mar. 31, 2016 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	1,184,852	951,588
Granted	400,463	422,062
Exercised	(506,660)	(141,741)
Forfeited	(18,681)	(47,057)
Ending balance	1,059,975	1,184,852	951,588
Weighted average fair value, Beginning balance	$ 21.00	$ 17.83
Exercisable	194,629
Weighted average fair value, Granted	$ 30.35	31.12
Weighted average fair value, Exercised	16.79	14.11
Weighted average fair value, Forfeited	29.38	26.27
Weighted average fair value, Ending balance	26.36	$ 21.00	$ 17.83
Weighted average fair value, exercisable	$ 18.14
Weighted average remaining contract term (in years) | yr	7.51	7.36	7.77
Weighted average remaining contract term (in years), exercisable | yr	5.86
Aggregate intrinsic value	$ 48,048,000	$ 33,899,000	$ 29,157,000
Aggregate intrinsic value, exercisable	$ 8,823,000